Transactions with Related Parties (Details)	1 Months Ended	2 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Jun. 08, 2017 USD ($)	Jun. 30, 2017 USD ($)	Aug. 29, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Management fees (entirely through related parties transactions)				$ 16,488,000	$ 53,772,000
General and administrative expenses				2,262,000	7,413,000
Balance due from related parties				11,408,000	7,862,000
Balance due to related parties, current				0	4,065,000
Balance due from related parties, current				5,643,000	0
Balance due from related parties, non-current				5,765,000	7,862,000
Interest expense and finance cost, net				2,293,000	11,785,000
Navios Holdings
Related Party Transaction [Line Items]
Balance due to related parties, current					4,065,000
Balance due from related parties, current				5,643,000	$ 0
Balance due from related parties, non-current				5,765,000
Navios Partners
Related Party Transaction [Line Items]
Number of vessels					5
Vessel capacity in TEU					4,250
Purchase price	$ 64,000,000
Amount of credit given by the seller	$ 24,000,000
Period of line of credit facility					90 days
Interest rate description					LIBOR plus 375 basis points
Repayment of line of credit		$ 10,000,000	$ 14,000,000
Balance due to related parties, current				0	$ 0
Interest payable				0	0
Interest expense and finance cost, net				189,000	$ 0
Management Agreement
Related Party Transaction [Line Items]
Administrative services agreement description of terms					The term of this agreement is for an initial period of five years with an automatic extension for five years periods thereafter unless a notice for termination is received by either party
Management fees (entirely through related parties transactions)				16,488,000	$ 53,772,000
Administarive Services Agreement
Related Party Transaction [Line Items]
Administrative services agreement description of terms					The term of this agreement is for an initial period of five years with an automatic extension for five years periods thereafter unless a notice for termination is received by either party
General and administrative expenses				$ 1,868,000	$ 6,638,000
Cotainerships from 3,000 TEU up to 5,500 TEU | Management Agreement
Related Party Transaction [Line Items]
Daily management fee					6,100
Containerships From 8,000 TEU Up To 10,000 TEU | Management Agreement
Related Party Transaction [Line Items]
Daily management fee					$ 7,400